23. INVESTMENT AGREEMENT WITH DUTCHESS FUNDS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 23. INVESTMENT AGREEMENT WITH DUTCHESS FUNDS

In June 2011, the Company entered into an investment agreement (the “Investment Agreement”) with Dutchess Opportunity Fund II, LP, a Delaware limited partnership (“Dutchess”). Pursuant to the terms of the Investment Agreement, Dutchess committed to purchase, in a series of purchase transactions (“Puts”) up to Twenty Million ($20,000,000) Dollars of the Company’s common stock over a period of up to thirty-six (36) months.

The amount that the Company is entitled to request with each Put delivered to Dutchess is equal to, at its option, either (i) two hundred percent (200%) of the average daily volume (U.S. market only) of its common stock for the three (3) Trading Days prior to the applicable Put Notice Date, multiplied by the average of the three (3) daily closing prices immediately preceding the Put Date or (ii) five hundred thousand dollars ($500,000). The purchase price to be paid by Dutchess for the shares of common stock covered by each Put will be equal to ninety-four percent (94%) of the lowest daily volume weighted average prices of the common stock during the period beginning on the Put Notice Date and ending on and including the date that is five (5) trading days after such Put Notice Date (the “Pricing Period”). “Put Notice Date” is the trading day immediately following the day on which Dutchess receives a Put Notice from the Company. During the years ended December 31, 2012 and 2011, the Company sold 2,256,677 and 10,000 shares of its common stock under this equity line of credit and received proceeds of $259,000 and $1,000, respectively.

In connection with the Investment Agreement, the Company also entered into a registration rights agreement (the “Registration Rights Agreement”) with Dutchess. Pursuant to the Registration Rights Agreement, the Company filed a registration statement on Form S-1 with the Securities and Exchange Commission (“SEC”) which became effective in August 2011, covering 17,500,000 shares of the common stock underlying the Investment Agreement. In addition, during the term of the Registration Rights Agreement, the Company is obligated to maintain the effectiveness of such registration statement. Currently, the registration statement is not effective as it does not contain financial statements that are current. While the registration statement remains not effective, the Company is precluded from issuing additional Puts to Dutchess to raise additional working capital. The Company plans to file a post-effective amendment to this registration statement concurrent with or shortly after the filing of this report on Form 10-K, and will diligently endeavor to undertake the process, with the Securities and Exchange Commission, to restore the effectiveness of the registration statement as soon as practicable.